Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of foreign currency exchange for translation of assets and liabilities
The following rates of exchange for the U.S. dollar have been used for translation of assets and liabilities for subsidiaries whose functional currency is not the U.S. dollar at December 31, 2020 and 2019:

Currency	ClosingRate 2020	ClosingRate 2019
Swedish kronor	8.1676	9.3210
British pound	0.7322	0.7568
Euro	0.8151	0.8912
Canadian dollar	1.2725	1.3003